Acquisition and sale of businesses and brands and purchase of non-controlling interests - Acquisitions in the year (Details) € in Millions, £ in Millions	4 Months Ended
	Jun. 30, 2023 GBP (£)	Mar. 10, 2023 GBP (£)	Mar. 10, 2023 EUR (€)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)
Disclosure of detailed information about business combination [line items]
Cash transferred	£ 316			£ 88	£ 358
Other businesses acquired
Disclosure of detailed information about business combination [line items]
Cash transferred	98			26	95
Deferred consideration payable
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable	5			4	2
Deferred consideration payable | Other businesses acquired
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable	1			4	2
Contingent consideration payable
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable	76			70	253
Contingent consideration payable | Other businesses acquired
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable	4
Maximum | Other businesses acquired
Disclosure of detailed information about business combination [line items]
Contingent consideration				£ 18	£ 86
Don Papa rum
Disclosure of detailed information about business combination [line items]
Cash transferred		£ 218	€ 246
Revenue of acquiree since acquisition date	10
Profit (loss) of acquiree since acquisition date	15
Acquisition transaction cost	£ 15
Don Papa rum | Deferred consideration payable
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable		4	4
Don Papa rum | Contingent consideration payable
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable		72	82
Don Papa rum | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration		£ 158	€ 178